Earnings per share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net (loss) income for the computation of basic EPS	$ (726,041)	$ 1,000,507	$ (298,566)
Weighted average ordinary shares outstanding - basic (in shares)	240,486,849	146,421,188	127,743,828
Basic EPS (in USD per share)	$ (3.02)	$ 6.83	$ (2.34)
Weighted average ordinary shares outstanding - diluted (in shares)	240,486,849	149,005,981	127,743,828
Diluted EPS (in USD per share)	$ (3.02)	$ 6.71	$ (2.34)